Fair Value of Financial Assets and Liability (Details) - USD ($) $ in Thousands	Mar. 31, 2018	Dec. 31, 2017	Mar. 31, 2017	Dec. 31, 2016
Fair Value of Financial Assets and Liability
Carrying amount of cash and cash equivalents and short term investments	$ 136,453	$ 148,082	$ 148,082	$ 10,537
Fair value of financial assets and liability
Short-term investments		113,846		3,997
Fair value of financial liabilities				0
Corporate Debt Securities
Fair value of financial assets and liability
Short-term investments		96,901
Government Funds
Fair value of financial assets and liability
Short-term investments				3,997
US Treasury Securities
Fair value of financial assets and liability
Short-term investments		16,945
Recurring | Estimated fair value
Fair value of financial assets and liability
Fair value of assets	137,054	146,703		7,984
Recurring | Corporate Debt Securities | Estimated fair value
Fair value of financial assets and liability
Cash Equivalents:		15,104
Short-term investments		96,901
Recurring | Money Market Funds | Estimated fair value
Fair value of financial assets and liability
Cash Equivalents:		17,753		1,987
Recurring | Government Funds | Estimated fair value
Fair value of financial assets and liability
Cash Equivalents:				2,000
Short-term investments				3,997
Recurring | US Treasury Securities | Estimated fair value
Fair value of financial assets and liability
Short-term investments		16,945
Recurring | Level 1 | Estimated fair value
Fair value of financial assets and liability
Fair value of assets	51,742	34,698		7,984
Recurring | Level 1 | Money Market Funds | Estimated fair value
Fair value of financial assets and liability
Cash Equivalents:		17,753		1,987
Recurring | Level 1 | Government Funds | Estimated fair value
Fair value of financial assets and liability
Cash Equivalents:				2,000
Short-term investments				$ 3,997
Recurring | Level 1 | US Treasury Securities | Estimated fair value
Fair value of financial assets and liability
Short-term investments		16,945
Recurring | Level 2 | Estimated fair value
Fair value of financial assets and liability
Fair value of assets	$ 85,312	112,005
Recurring | Level 2 | Corporate Debt Securities | Estimated fair value
Fair value of financial assets and liability
Cash Equivalents:		15,104
Short-term investments		$ 96,901